Convertible Debt (Details) - Schedule of Redemption Liability is Re-Measured - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Redemption Liability is Re-Measured [Member]
New embedded redemption value		$ 4,580,304
New Embedded Redemption Value – Group A [Member]
Schedule of Redemption Liability is Re-Measured [Member]
New embedded redemption value		144,250
New Embedded Redemption Value – Group B [Member]
Schedule of Redemption Liability is Re-Measured [Member]
New embedded redemption value		1,130,800
New Embedded Redemption Value – Group C [Member]
Schedule of Redemption Liability is Re-Measured [Member]
New embedded redemption value		789,004
New Embedded Redemption Value – Group D [Member]
Schedule of Redemption Liability is Re-Measured [Member]
New embedded redemption value		1,000,000
New Embedded Redemption Value – Group E [Member]
Schedule of Redemption Liability is Re-Measured [Member]
New embedded redemption value		550,000
New Embedded Redemption Value – Group F [Member]
Schedule of Redemption Liability is Re-Measured [Member]
New embedded redemption value		$ 966,250